CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
CONCENTRATIONS [Abstract]
CONCENTRATIONS

10 - CONCENTRATIONS

During the six months ended June 30, 2014, the Company recorded sales of $50,714 to one customer. During the six months ended June 30, 2013, the Company recorded sales to two customers of $133,037 (66%), $60,544 (30%) in excess of 10% of the Company's total sales. At June 30, 2013, accounts receivable consisted of amounts due from one customer which represented approximately 100% of the outstanding accounts receivable balance.

11 - CONCENTRATIONS

During the year ended December 31, 2013, the Company recorded sales of $182,997 (41%), $122,821 (27%), $62,500 (14%) and $56,058 (12%) in excess of 10% of the Company's total sales. At December 31, 2013, accounts receivable consisted of amounts due from three customers which represented approximately 40%, 40% and 20% of the outstanding accounts receivable balance.

During the year ended December 31, 2012, the Company recorded sales of $43,943 (66%), and $16,836 (25%) in excess of 10% of the Company's total sales. At December 31, 2012, amounts due from one customer represented approximately 93% of the outstanding accounts receivable balance.